Operating Segments (Notes)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment reporting disclosure
Operating Segments

The Company operates in two independent businesses: Silicones and Quartz. The Silicones business is engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. The Quartz business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company’s businesses are organized based on the nature of the products they produce.

On July 17, 2012, the Company made certain changes to its internal reporting structure. These changes caused the Company to re-evaluate its reportable segments as well as the profitability measure used to manage its reportable segments. Effective July 17, 2012, the businesses are managed as one reportable segment; however, given the different technology and marketing strategies as well as the Company's historical segment disclosure, the Company will continue to report the results for the Silicones and Quartz businesses separately. In addition, the Company's profitability measure has changed from operating income to Segment EBITDA. Segment EBITDA is defined as EBITDA (earnings before interest, income taxes, depreciation and amortization) adjusted for certain non-cash and certain non-recurring expenses. Segment EBITDA is the primary performance measure used by the Company's senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. As a result, the Company retrospectively applied the Segment EBITDA performance measure to all periods presented.

The Company organizational structure continues to evolve. It is also continuing to refine its operating structure to better align its services to its customers and improve its cost position, while continuing to invest in global growth opportunities.
The accounting policies of the Silicones and Quartz businesses are as described in the summary of significant accounting policies in Note 2.
Following are net sales and Segment EBITDA by business. Other is primarily general and administrative expenses that are not allocated to the businesses, such as shared service and administrative functions.
Net Sales(1):

	Year ended December 31,
	2012	2011	2010
Silicones	$2,136	$2,310	$2,286
Quartz	221	327	302
Total	$2,357	$2,637	$2,588

Segment EBITDA:

	Year ended December 31,
	2012	2011	2010
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	$492

Depreciation and Amortization:

	Year ended December 31,
	2012	2011	2010
Silicones	$162	$170	$169
Quartz	25	27	28
Total	$187	$197	$197

Capital Expenditures:

	Year ended December 31,
	2012	2011	2010
Silicones	$80	$89	$76
Quartz	18	27	19
Total	$98	$116	$95

Total Assets(2):

	At December 31,
	2012	2011
Silicones	$2,615	$2,833
Quartz	256	293
Other	33	35
Total	$2,904	$3,161

(1)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.

(2)	Deferred income taxes are included within other as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.
Reconciliation of Segment EBITDA to Net Loss:

	Year ended December 31,
	2012	2011	2010
Segment EBITDA:
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	492

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	$(3)	$(8)	$(7)
Restructuring and other costs	(47)	(39)	(27)
Total adjustments	(50)	(47)	(34)
Interest expense, net	(277)	(256)	(249)
Income tax (expense) benefit	(8)	(27)	2
Depreciation and amortization	(187)	(197)	(197)
(Loss) gain on extinguishment and exchange of debt	(57)	7	(78)
Net loss attributable to Momentive Performance Materials Inc.	$(365)	$(141)	$(64)

 Items Not Included in Segment EBITDA
Not included in Segment EBITDA are certain non-cash and other income and expenses. Non-cash charges primarily represent stock-based compensation expense, unrealized derivative and foreign exchange gains and losses and asset disposal gains and losses. Restructuring and other costs primarily include expenses from the Company's restructuring and cost optimization programs and management fees paid to its owner.
Geographic Information:
The following tables show data by geographic area. Net sales are based on the location of the operation recording the final sale to the customer. Total long-lived assets consist of property and equipment, net of accumulated depreciation, intangible assets, net of accumulated amortization and goodwill.

	Year ended December 31,
	2012	2011	2010
Net sales:
United States	$744	$847	$844
Canada	43	44	44
Pacific	739	816	824
Europe	720	813	779
Mexico and Brazil	111	117	97
	$2,357	$2,637	$2,588

	December 31,
	2012	2011
Total long-lived assets:
United States	$539	$579
Canada	19	18
Pacific	739	826
Europe	618	628
Mexico and Brazil	6	7
	$1,921	$2,058